Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to Certain Equity Grants
Awards to newly hired employees are granted effective on the day the employee commences employment with Biohaven, and annual equity awards are typically granted effective in January in accordance with the Company's compensation cycle. Employee start dates are determined independent of the release of material nonpublic information, and based on availability and necessity.

The compensation committee recommends the grant of equity awards for NEOs to the independent members of the Board for approval. It is the current practice of the compensation committee to approve the annual equity grant in a pre-scheduled November meeting, and grant the awards the following January. Meetings of the compensation committee and Board are typically scheduled up to a year in advance. On the date of each annual shareholder meeting, each non-employee director who continues to serve as a non-employee member after the annual shareholder meeting of the Board will automatically, and without further action by the Board or compensation committee, be granted a stock option to purchase common shares.

The exercise price for an award of options will be equal to but not less than the closing market price of our common stock on the grant date. The compensation committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.

Award Timing Method	It is the current practice of the compensation committee to approve the annual equity grant in a pre-scheduled November meeting, and grant the awards the following January.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false